COST OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	$ 62,270	$ 60,745	$ 71,651
Programmatic
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	44,385	35,110	31,572
Performance
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	$ 17,885	$ 25,635	$ 40,079